OIL AND GAS RESERVES (Details)	Dec. 31, 2025 Number
Oil And L N G [Member]
IfrsStatementLineItems [Line Items]
Proved developed reserves	23,993
Proved undeveloped reserves	32,972
Proved reserves	56,965
Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Proved developed reserves	23,055
Proved undeveloped reserves	17,525
Proved reserves	40,580
Country Of Argentina [Member] | Oil And L N G [Member]
IfrsStatementLineItems [Line Items]
Proved developed reserves	23,993
Proved undeveloped reserves	32,972
Proved reserves	56,965
Country Of Argentina [Member] | Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Proved developed reserves	23,055
Proved undeveloped reserves	17,525
Proved reserves	40,580